Employee compensation (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Employee compensation costs
Employee compensation costs were included in the following expenses for the year ended December 31:

	2022	2021
	$	$
Cost of revenue	16,104	13,438
General and administrative	13,508	10,496
Sales and marketing	41,727	31,178
Research and development	18,929	15,812
	90,268	70,924